SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 3 (Details)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	244,461,327		242,368,836		239,934,681
Stock Issued During Period, Shares, Savings Plan Issuance	398,042		0		0
Shares Held In Employee Stock Ownership Plan, Released	0	[1]	0	[1]	153,625	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	699,783		1,237,348		1,876,303
Stock Issued During Period, Shares, Restricted Stock Award, Gross	0		21,121		2,580
Stock Issued During Period, Shares, Dividend Reinvestment Plan	205,203	[2]	0	[2]	0	[2]
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	989,027	[3]	1,491,170	[3]	683,416	[3]
Stock Repurchased and Retired During Period, Shares	422,498	[4]	657,148	[4]	281,769	[4]
Common Stock, Shares, Outstanding, Ending Balance	246,330,884		244,461,327		242,368,836

[1]	We released the last shares from the ESOP in April 2012. These shares were unallocated and therefore excluded from the computation of EPS.
[2]	Participants in the Direct Stock Purchase Plan may reinvest dividends to purchase newly issued shares.
[3]	Includes dividend equivalents.
[4]
From time to time, we purchase shares of our common stock from restricted stock plan participants who elect to sell a sufficient number of vesting restricted shares or units to meet minimum statutory tax withholding requirements.